NOTE 15: LEASE LIABILITY (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	$ 0
Adoption of IFRS 16	138,444
Additions	860,813
Interest expense	25,677
Payments	(203,712)
Termination of leases	(86,326)
Lease liabilities, ending	734,896
Less: non-current portion of lease liability		$ 515,096	$ 0
Current portion of lease liability		219,800
Empower Clinics
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	0
Adoption of IFRS 16	138,444
Additions	23,006
Interest expense	4,318
Payments	(64,681)
Termination of leases	(86,326)
Lease liabilities, ending	14,761
Less: non-current portion of lease liability		3,060
Current portion of lease liability		11,701
Sun Valley Clinics
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	0
Adoption of IFRS 16	0
Additions	431,544
Interest expense	13,404
Payments	(112,798)
Termination of leases	0
Lease liabilities, ending	332,150
Less: non-current portion of lease liability		174,681
Current portion of lease liability		157,469
CBD Extraction Facility
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	0
Adoption of IFRS 16	0
Additions	406,263
Interest expense	7,955
Payments	(26,233)
Termination of leases	0
Lease liabilities, ending	$ 387,985
Less: non-current portion of lease liability		337,355
Current portion of lease liability		$ 50,630